Convertible Debentures (Details 3)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)
Convertible Debentures
Convertible debentures, principal	$ 1,676,977	$ 2,280,671	$ 872,202	$ 1,009,060
Conversion option	787,264	1,070,670	232,925	132,000
Total	$ 2,464,241	$ 3,351,341	$ 1,105,127	$ 1,141,060